SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of Class A common stock reflected on the balance sheet

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption, December 31, 2021	$230,000,000

Less:
Redemption of Class A Ordinary Shares	(148,079,821)
Add:
Accretion of carrying value to redemption value	1,009,587
Class A ordinary shares subject to possible redemption, June 30, 2022	$83,421,902

At December 31, 2021 and 2020, the Class A ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(12,737,837)
Plus:
Accretion of carrying value to redemption value	24,007,837
Class A ordinary shares subject to possible redemption	$230,000,000

Schedule of calculation of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended				Six Months Ended
	June 30,				June 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$5,958,346	$4,176,949	$(834,075)	(208,519)	$5,747,977	$3,328,828	$(10,053,618)	(2,513,405)
Denominator:
Basic and diluted weighted average shares outstanding	8,202,277	5,750,000	23,000,000	5,750,000	9,928,678	5,750,000	23,000,000	5,750,000
Basic and diluted net income (loss) per ordinary share	$0.73	$0.73	$(0.04)	(0.04)	$0.58	$0.58	$(0.44)	(0.44)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the Period from
			March 31, 2020
	Year Ended		(Inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,677,202	$1,169,301	$(7,350,686)	$(1,837,671)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	16,353,211	5,529,817

Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.42)	$(0.42)